Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non Cancelable Long-Term Time Charter Contracts
Year ending December 31,	Amount
2017	387,826
2018	198,759
2019	122,306
2020	93,841
2021	85,256
2022 and thereafter	131,755
1,019,743